S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 24, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
W. Richard Anderson	Coastline Exploration Limited	Oil and Gas	Chief Executive Officer and Director
	T1 Energy Inc.	Energy	Director
Ole Slorer	Moreld AS	Oil and Gas	Director
Benjamin W. Atkins	Actus Logistics LLC	Logistics	Advisor
	Rugen Street Capital LLC	Investment	Co-Founder and Partner
	Alussa Energy LLC	Investment/Energy	Advisor
Daniel Barcelo	T1 Energy Inc.	Energy	Chairman of the Board and Chief Executive Officer
	Alussa Energy LLC	Investment/Energy	Founder
Maurice Dijols	Petro Welt Technologies AG	Oil-field Services	Chairman
Philippe Lanier	EastBanc Inc.	Real Estate	Principal
Peter Matrai	T1 Energy Inc.	Energy	Co-Founder and Director
	EDGE Global LLC	Investment	Co-Founder and Managing Partner
	HTTP Foundation	Not-for-Profit	Director
John Wu	SEGO, LLC	Family Office	Chief Executive Officer and Portfolio Manager